Bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of bank loans

	2024	2024	2023
	US$	HK$	HK$

Bank loans repayable:-
Within one year	1,029,798	7,999,165	7,549,277

In the second to fifth years, inclusive	4,466,286	34,692,766	33,115,679
More than five years	3,539,395	27,492,958	37,089,303
	8,005,681	62,185,724	70,204,982

	9,035,479	70,184,889	77,754,259